Offsets	Oct. 09, 2024 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 0-11(a)(2) Offset	true
Form or Filing Type	SC 14C
File Number	001-40373
Initial Filing Date	Aug. 05, 2024
Fee Offset Claimed	$ 1,070,092.69
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 0-11(a)(2) Offset	true
Registrant or Filer Name	Endeavor
Form or Filing Type	SC 14C
File Number	001-40373
Filing Date	Aug. 05, 2024
Fee Paid with Fee Offset Source	$ 1,070,092.69
Offset: 3
Offset Payment:
Offset Claimed	true
Rule 0-11(a)(2) Offset	true
Form or Filing Type	SC 14C
File Number	001-40373
Initial Filing Date	Oct. 11, 2024
Fee Offset Claimed	$ 446.95
Offset Note
(5)
Endeavor Group Holdings, Inc. previously paid (i) $1,070,092.69 upon the filing of its preliminary information statement on Schedule 14C on August 5, 2024 and (ii) $446.95 upon the filing of its amended preliminary information statement on Schedule 14C on October 11, 2024, in connection with the transaction reported hereby.

Offset: 4
Offset Payment:
Offset Claimed	false
Rule 0-11(a)(2) Offset	true
Registrant or Filer Name	Endeavor
Form or Filing Type	SC 14C
File Number	001-40373
Filing Date	Oct. 11, 2024
Fee Paid with Fee Offset Source	$ 446.95
Offset Note
(5)
Endeavor Group Holdings, Inc. previously paid (i) $1,070,092.69 upon the filing of its preliminary information statement on Schedule 14C on August 5, 2024 and (ii) $446.95 upon the filing of its amended preliminary information statement on Schedule 14C on October 11, 2024, in connection with the transaction reported hereby.